share-based compensation - TELUS Corp restricted stock units activity (Details) - Restricted stock units without market performance conditions	12 Months Ended
	Dec. 31, 2017 CAD EquityInstruments	Dec. 31, 2016 CAD EquityInstruments
Number of restricted stock units - Non-vested
Outstanding, beginning of period	3,390,979	3,564,412
Issued - initial award	1,825,688	1,942,446
In lieu of dividends	206,715	209,027
Vested	(1,766,680)	(2,024,130)
Forfeited and cancelled	(174,786)	(300,776)
Outstanding, end of period	3,481,916	3,390,979
Number of restricted stock units - vested
Outstanding, beginning of period	29,108	29,008
In lieu dividends	455	381
Vested	1,766,680	2,024,130
Settled in cash	(1,698,008)	(2,004,126)
Forfeited and cancelled	(65,387)	(20,285)
Outstanding, end of period	32,848	29,108
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | CAD	CAD 41.71	CAD 41.42
Outstanding, beginning of period, vested | CAD	38.09	40.00
Issued - initial award | CAD	43.56	39.74
In lieu of dividends | CAD	43.98	41.63
Vested | CAD	43.73	39.31
Settled in cash | CAD	43.63	39.29
Forfeited and cancelled | CAD	42.88	35.70
Outstanding, end of period, non-vested | CAD	41.87	41.71
Outstanding, end of period, vested | CAD	CAD 41.00	CAD 38.09